Financial assets and liabilities (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Loans and borrowings	$ 348,936,328	$ 302,578,668
Current loans and borrowings	144,088,726	198,346,340
Long Term Loans For Project Financing [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings	219,904,053	238,487,938
Current loans and borrowings	43,347,636	97,838,098
Corporate Bonds Cpsa Program [Member]
IfrsStatementLineItems [Line Items]
Trade and other non-current payables	129,032,275	64,090,730
Current loans and borrowings	73,529,029	69,634,404
Short Term Loans For Import Financing [Member]
IfrsStatementLineItems [Line Items]
Current loans and borrowings		2,269,058
Bank And Investment Accounts Overdrafts [Member]
IfrsStatementLineItems [Line Items]
Current loans and borrowings	18,903,761	28,604,780
Loan Origination Costs Payable [Member]
IfrsStatementLineItems [Line Items]
Current loans and borrowings	$ 8,308,300